Consolidated (Successor) and DuPont Performance Coatings Combined (Predecessor) Statements of Cash Flows - USD ($) $ in Millions	1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Operating activities:
Net income (loss)		$ (29.0)	$ 22.4	$ 52.1	$ 34.7	$ (218.9)
Adjustment to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization		0.0	150.1	152.9	308.7	300.7
Amortization of financing costs and original issue discount		0.0	10.2	10.3	21.0	18.4
Loss on extinguishment and modification of debt		0.0			6.1	0.0
Debt modification costs		0.0	0.0	3.1	6.1	25.0
Fair value step up of acquired inventory sold		0.0	0.5	0.0	0.0	103.7
Bridge financing commitment fees		0.0			0.0	25.0
Deferred income taxes		0.0	(7.1)	(14.1)	(38.2)	(120.8)
Unrealized loss on derivatives			1.3	3.8
Realized and unrealized foreign exchange (gains)/losses, net		0.0	66.5	(19.2)	75.1	48.9
Stock-based compensation		0.0	14.2	3.8	8.0	7.4
Asset impairment			30.6	0.0
Other non-cash, net		0.0	2.3	(7.5)	(25.3)	13.2
Decrease (increase) in operating assets and liabilities:
Trade accounts and notes receivable		0.0	(124.9)	(112.3)	(40.2)	(6.4)
Inventories		0.0	(41.1)	(24.3)	(24.7)	33.9
Prepaid expenses and other assets		0.0	(46.0)	(41.4)	(54.1)	(90.9)
Accounts payable		0.0	(16.2)	59.5	53.6	67.1
Other accrued liabilities		29.0	(42.0)	(47.6)	(54.8)	193.1
Other liabilities		0.0	(15.3)	(5.4)	(18.5)	2.4
Cash provided by (used for) operating activities		0.0	5.0	13.7	251.4	376.8
Investing activities:
Acquisition of controlling interest in investment affiliate (net of cash acquired)		0.0	(3.1)	0.0	0.0	(4,827.6)
Purchase of property, plant and equipment		0.0	(56.6)	(100.8)	(188.4)	(107.3)
Investment in real estate property		0.0			0.0	(54.5)
Purchase of interest rate cap		0.0			0.0	(3.1)
Settlement of foreign currency contract		0.0			0.0	(19.4)
Restricted cash		0.0	1.9	(1.9)	(4.7)	0.0
Purchase of intangibles		0.0			(0.2)	0.0
Proceeds from sale of affiliate			2.3	0.0
Investment in equity affiliate		0.0	(1.6)	0.0	(6.5)	0.0
Proceeds from sale of assets		0.0			21.3	0.7
Other investing activities			0.2	(0.1)
Cash used for investing activities		0.0	(56.9)	(102.8)	(178.5)	(5,011.2)
Financing activities:
Proceeds from long-term borrowings		0.0			0.7	3,906.7
Proceeds from short-term borrowings		0.0	3.1	16.7	30.7	38.8
Payments on short-term borrowings		0.0	(13.7)	(17.2)	(33.8)	(25.3)
Payments on long-term debt		0.0	(13.6)	(7.1)	(121.1)	(21.3)
Payments of deferred financing costs		0.0			0.0	(126.0)
Bridge financing commitment fees		0.0			0.0	(25.0)
Dividends paid to noncontrolling interests		0.0	(4.1)	(1.6)	(2.2)	(5.2)
Debt modification fees		0.0	0.0	(3.0)	(3.0)	0.0
Equity contribution		0.0			2.5	1,355.4
Cash received from exercises of stock options		0.0	45.2	0.0	3.0	0.0
Net transfer (to) from DuPont		0.0			0.0	0.0
Tax windfall due to option exercises			6.7	0.0
Other financing activities			(0.2)	0.0
Cash provided by (used for) financing activities		0.0	23.4	(12.2)	(123.2)	5,098.1
Increase (decrease) in cash and cash equivalents		0.0	(28.5)	(101.3)	(50.3)	463.7
Effect of exchange rate changes on cash		0.0	(45.8)	(7.7)	(26.9)	(4.4)
Cash and cash equivalents at beginning of period	$ 0.0	0.0	382.1	459.3	459.3	0.0
Cash and cash equivalents at end of period		0.0	$ 307.8	$ 350.3	382.1	459.3	$ 0.0
Cash paid during the year for:
Interest, net of amounts capitalized		0.0			192.0	171.9
Income taxes, net of refunds		0.0			$ 57.0	83.1
Predecessor [Member]
Operating activities:
Net income (loss)	8.5						247.8
Adjustment to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	9.9						110.7
Amortization of financing costs and original issue discount	0.0						0.0
Loss on extinguishment and modification of debt	0.0						0.0
Debt modification costs	0.0						0.0
Fair value step up of acquired inventory sold	0.0						0.0
Bridge financing commitment fees	0.0						0.0
Deferred income taxes	9.1						9.1
Realized and unrealized foreign exchange (gains)/losses, net	4.5						0.0
Stock-based compensation	0.0						0.0
Other non-cash, net	(3.9)						7.6
Decrease (increase) in operating assets and liabilities:
Trade accounts and notes receivable	25.8						(58.9)
Inventories	(19.3)						5.7
Prepaid expenses and other assets	3.1						1.4
Accounts payable	(29.9)						54.9
Other accrued liabilities	(43.8)						36.4
Other liabilities	(1.7)						(25.9)
Cash provided by (used for) operating activities	(37.7)						388.8
Investing activities:
Acquisition of controlling interest in investment affiliate (net of cash acquired)	0.0						0.0
Purchase of property, plant and equipment	(2.4)						(73.2)
Investment in real estate property	0.0						0.0
Purchase of interest rate cap	0.0						0.0
Settlement of foreign currency contract	0.0						0.0
Restricted cash	0.0						0.0
Purchase of intangibles	(6.3)						(21.6)
Investment in equity affiliate	(1.2)						0.1
Proceeds from sale of assets	1.6						6.5
Cash used for investing activities	(8.3)						(88.2)
Financing activities:
Proceeds from long-term borrowings	0.0						0.0
Proceeds from short-term borrowings	0.0						0.0
Payments on short-term borrowings	0.0						(0.7)
Payments on long-term debt	0.0						0.0
Payments of deferred financing costs	0.0						0.0
Bridge financing commitment fees	0.0						0.0
Dividends paid to noncontrolling interests	0.0						0.0
Debt modification fees	0.0						0.0
Equity contribution	0.0						0.0
Cash received from exercises of stock options	0.0						0.0
Net transfer (to) from DuPont	43.0						(289.9)
Cash provided by (used for) financing activities	43.0						(290.6)
Increase (decrease) in cash and cash equivalents	(3.0)						10.0
Effect of exchange rate changes on cash	0.0						(0.1)
Cash and cash equivalents at beginning of period	28.7					$ 28.7	18.8
Cash and cash equivalents at end of period	25.7	$ 28.7					28.7
Cash paid during the year for:
Interest, net of amounts capitalized	0.0						0.0
Income taxes, net of refunds	$ 13.3						$ 15.9